Derivative Financial Instruments - Schedule of Outstanding Hedges: (Notional Amount) (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Derivatives not designated as hedging instruments | Interest rate contracts | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	$ 2,348	$ 2,392
Derivatives not designated as hedging instruments | Foreign exchange contracts | Futures
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	49	50
Derivatives not designated as hedging instruments | Foreign exchange contracts | Forward, swap and spot
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	2,238,819	1,679,976
Derivatives not designated as hedging instruments | Foreign exchange contracts | Options purchased
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	578	350
Derivatives not designated as hedging instruments | Foreign exchange contracts | Options written
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	576	302
Derivatives not designated as hedging instruments | Commodity and Equity Contracts | Commodity
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	0	16
Derivatives not designated as hedging instruments | Commodity and Equity Contracts | Equity
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	0	50
Derivatives not designated as hedging instruments | Other derivative contracts | Stable value contracts
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	26,634	26,653
Derivatives not designated as hedging instruments | Other derivative contracts | Deferred value awards
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	434	473
Hedged Items Currently Designated | Interest rate contracts | Swap agreements
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	10,596	11,047
Hedged Items Currently Designated | Foreign exchange contracts | Forward and swap
Derivative Instruments, Gain (Loss) [Line Items]
Notional amount of derivative instruments	$ 3,412	$ 28,913